Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings per share
The following table summarises basic and diluted earnings per share calculations for the years presented:

	Year ended 31 December
	2022	2021	2020
Profit after taxes attributable to equity shareholders (€ million)	1,508	982	498
Basic weighted average number of Shares in issue(A) (million)	457	456	455
Effect of dilutive potential Shares(B) (million)	1	1	1
Diluted weighted average number of Shares in issue(A) (million)	458	457	456
Basic earnings per share (€)	3.30	2.15	1.09
Diluted earnings per share (€)	3.29	2.15	1.09
(A)As at 31 December 2022, 31 December 2021 and 31 December 2020 the Group had 457,106,453, 456,235,032 and 454,645,510 Shares, respectively, in issue and outstanding.
(B)For the years ended 31 December 2022, 31 December 2021 and 31 December 2020, no options to purchase Shares were excluded from the diluted earnings per share calculation. The dilutive impact of all outstanding options, unvested restricted stock units and unvested performance share units was included in the effect of dilutive securities.